UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                                -------
    This Amendment (check one only): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cook & Bynum Capital Management, LLC
             ------------------------------------
Address:     820 Shades Creek Parkway, Suite 2450
             ------------------------------------
             Birmingham AL 35209
             ------------------------------------

Form 13F File Number: 028-14833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        David A. Hobbs
             ------------------------------------
Phone:       205-533-8400
             ------------------------------------

Signature, Place and Date of Signing:

/s/ David A. Hobbs              Birmingham, AL          November 13, 2012
------------------             ---------------         ------------------
   [Signature]                  [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                              ------------
Form 13F Information Table Entry Total:       6
                                              ------------
Form 13F Information Table Value Total:       $140,499
                                              ------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.           Form 13F File Number           Name

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                           FORM 13F INFORMATION TABLE


            COLUMN 1      COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6        COLUMN 7           COLUMN 8
                                                                                                                VOTING AUTHORITY
          ISSUER NAME    CLASS TITLE    CUSIP     VALUE    SHRS OR    SH/  PUT/  INVESTMENT       OTHER      SOLE     SHARED  NONE
                                                 (X$1000)  PRN AMT    PRN  CALL  DISCRETION      MANAGERS
BERKSHIRE HATHAWAY INC.  COM (CL B)   084670702  $23,478     266,190  SH         SHARED-DEFINED  NONE         266,190      -     -
THE COCA-COLA COMPANY        COM      191216100  $24,425     643,960  SH         SHARED-DEFINED  NONE         643,960      -     -
KRAFT FOODS INC.             COM      50075N104  $11,999     290,175  SH         SHARED-DEFINED  NONE         290,175      -     -
MICROSOFT CORPORATION        COM      594918104  $34,609   1,162,644  SH         SHARED-DEFINED  NONE       1,162,644      -     -
THE PROCTER & GAMBLE
  COMPANY                    COM      742718109  $10,952     157,900  SH         SHARED-DEFINED  NONE         157,900      -     -
WAL-MART STORES, INC.        COM      931142103  $35,036     474,740  SH         SHARED-DEFINED  NONE         474,740      -     -